Fair Value Measurements	6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 11, 2021	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements
4. Fair Value
The following table presents information about the Company’s financial assets measured at fair value on a recurring basis (in thousands):

	September 30, 2021 (Unaudited)
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents in money market funds	$4,995	$—	$—	$4,995
Restricted cash:	—	547	—	547
Short-term investments:
Time deposit	—	150,000	—	150,000

	$4,995	$150,547	$—	$155,542

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents in money market funds	$1,104	$—	$—	$1,104
Restricted cash	—	289	—	289
Short-term investments:
Corporate bonds	—	4,299	—	4,299
Mutual funds	—	7,992	—	7,992

	$1,104	$12,580	$—	$13,684

As of September 30, 2021, the short-term investments consist of interest-bearing time deposit placed with major commercial bank in Singapore. The time deposit is classified as held-to-maturity
as the Company has the intent and ability to hold it to its maturity date. The Company records this time deposit investment at cost, which approximates fair value, in the condensed consolidated balance sheets. As of December 31, 2020, the short-term investments consist of corporate bonds and mutual funds which are classified as available-for-sale.

4. Fair Value
The following table presents information about the Company’s financial assets measured at fair value on a recurring basis (in thousands):

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents in money market funds	$1,104	$—	$—	$1,104
Restricted cash	—	289	—	289
Short-term investments:
Corporate bonds	—	4,299	—	4,299
Mutual funds	—	7,992	—	7,992

	$1,104	$12,580	$—	$13,684

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents in money market funds	$25,198	$—	$—	$25,198
Restricted cash	—	583	—	583

	$25,198	$583	$—	$25,781

Ivanhoe Capital Acquisition Corp [Member]
Fair Value Measurements
NOTE 11 — FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of January 11, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Quoted Prices in Active Markets(Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities – Public Warrants	$—	$—	$14,628,000
Derivative warrant liabilities – Private Placement Warrants	$—	$—	$7,520,000
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period.
Level 3 instruments are comprised of derivative warrant liabilities measured at fair value using a Monte Carlo simulation and Black-Scholes Option Pricing Model. The estimated fair value of the Private Placement Warrants and the Public Warrants was determined using Level 3 inputs. Inherent in a Monte Carlo simulation and Black-Scholes Option Pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Black-Scholes analysis relies upon appropriate inputs derived from the Monte Carlo simulation of the public warrants; namely, the underlying stock price and the implied volatility from the traded Public Warrant price. The Company estimates the volatility of its ordinary shares’ warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement date:

As of January 11, 2021
Option term (in years)	6.47
Stock price	$9.91
Volatility	14.0%
Risk-free interest rate	0.75%
Expected dividends	0.00%

Note 10 — Fair Value Measurements
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$276,052,152	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$13,340,000	$—	$—
Derivative warrant liabilities – Private Placement Warrants	$—	$—	$7,419,730
Convertible note – related party	$—	$—	$1,064,140
As of December 31, 2020, there were no assets or liabilities that are measured at fair value on a recurring basis.
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in February 2021, when the Public Warrants were separately listed and traded. There were no other transfers to/from Levels 1, 2, and 3 during the three and nine months ended September 30, 2021.
Level 1 assets include investments in money market funds that invest solely in U.S. government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments. The fair value of the Public Warrants as of September 30, 2021 was measured utilizing the Level 1 input of the observable listed trading price for such warrants.
Level 3 instruments are comprised of derivative warrant liabilities measured at fair value using a Monte Carlo simulation and Black-Scholes Option Pricing Model. The estimated fair value of the Private Placement Warrants and the Public Warrants, prior to being separately listed and traded, was determined using Level 3 inputs. The estimated fair value of warrants that may be issued upon conversion of the Convertible Note was determined using Level 3 inputs. Inherent in a Monte Carlo simulation and Black-Scholes Option Pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Black-Scholes analysis relies upon appropriate inputs derived from the Monte Carlo simulation of the public warrants; namely, the underlying stock price and the implied volatility from the traded Public Warrant price. The Company estimates the volatility of its ordinary shares warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of September 30, 2021
Option term (in years)	5.09
Stock price	$9.90
Volatility	21.1%
Risk-free interest rate	0.99%
Expected dividends	—%
The following table provides quantitative information regarding Level 3 fair value measurements inputs used by the estimated fair value of warrants that may be issued upon conversion of the Convertible Note at their measurement dates:

	As of September 30, 2021	As of April 15, 2021 (Draw Down Date)
Option term (in years)	0.21	0.55
Stock price	$1.48	$1.38
Volatility	72.0%	67.5%
Risk-free interest rate	0.05%	0.04%
Expected dividends	—%	—%
The change in the fair value of the derivative warrant liabilities measured using Level 3 inputs for the three and nine months ended September 30, 2021 is summarized as follows:

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	22,148,000
Transfer of Public Warrants to Level 1 measurement	(14,628,000)
Change in fair value of derivative warrant liabilities	(451,200)

Derivative warrant liabilities at March 31, 2021	7,068,800
Change in fair value of derivative warrant liabilities	2,576,360
Derivative warrant liabilities at June 30, 2021	9,645,160
Change in fair value of derivative warrant liabilities	(2,225,430)

Derivative warrant liabilities at September 30, 2021	$7,419,730

The change in the fair value of the convertible note — related party measured with Level 3 inputs for the three and the nine months ended September 30, 2021 is summarized as follows:

Fair Value at January 1, 2021	$—
Initial fair value of convertible note – related party – second quarter	500,000
Change in fair value of convertible note – related party	131,260

Fair Value of convertible note – related party, June 30, 2021	631,260
Initial fair value of convertible note – related party – third quarter	444,694
Change in fair value of convertible note – related party	(11,814)

Fair Value of convertible note – related party, September 30, 2021	$1,064,140